OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of other liabilities [Abstract]
OTHER LIABILITIES
NOTE 26: OTHER LIABILITIES

	2022 £m	2021 £m
Settlement balances	109	110
Lease liabilities	1,260	1,411
Other creditors and accruals	4,277	3,870
Total other liabilities	5,646	5,391
The maturity analysis of the Group's lease liabilities on an undiscounted basis is set out in the liquidity risk section of note 44.